Other Liabilities - Reconciliation of Change in Insurance-Related Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of types of insurance contracts [abstract]
Insurance-related liabilities, beginning of year	$ 9,585	$ 8,959
Increase (decrease) in life insurance policy benefit liabilities from:
New business	706	742
In-force policies	906	(400)
Changes in actuarial assumptions and methodology	23	3
Net increase in life insurance policy benefit liabilities	1,635	345
Change in other insurance-related liabilities	361	281
Insurance-related liabilities, end of year	$ 11,581	$ 9,585